Stockholders’ Equity - Schedule of Stock Option Activities (Details) - Stock Options [Member] - USD ($)				3 Months Ended	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Stock Option Activities [Line Items]
Number of Options, Balance	22,850	28,850	28,850	22,850	22,850	28,850
Weighted Average Exercise Price, Balance	$ 9.19	$ 7.28	$ 7.28	$ 9.19	$ 9.19	$ 7.28
Weighted Average Remaining Contractual Term (Years), Balance	5 years 6 months 21 days	5 years 3 months 21 days	6 years 3 months 21 days	5 years 3 months 21 days	5 years 6 months 21 days
Aggregate Intrinsic Value, Balance		$ 8,610	$ 20,130			$ 8,610
Number of Options, Exercisable	22,850			22,850	22,850
Weighted Average Exercise Price, Exercisable	$ 9.19			$ 9.19	$ 9.19
Weighted Average Remaining Contractual Term (Years), Exercisable				5 years 3 months 21 days	5 years 6 months 21 days
Aggregate Intrinsic Value, Exercisable
Number of Options, Expired					(6,000)
Weighted Average Exercise Price, Expired					$ 0.005
Weighted Average Remaining Contractual Term (Years), Expired
Aggregate Intrinsic Value, Expired
Number of Options, Granted
Weighted Average Exercise Price, Granted